Principal Accounting Policies - Summary of Concentration Risk (Details) - Customer Concentration Risk - Customer A	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue from Contract with Customer Benchmark
Concentration Risk [Line Items]
Concentration risk, percentage	12.00%	24.00%
Revenue Benchmark
Concentration Risk [Line Items]
Concentration risk, percentage			16.00%